Investment Objectives and Goals - Baron Emerging Markets Select ETF	Feb. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Baron Emerging Markets Select ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Emerging Markets Select ETF (the “Fund”) is capital appreciation.